PREPAYMENTS AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2023
PREPAYMENTS AND OTHER RECEIVABLES
Summary of prepayments and other receivables

	As of December 31,
	2022	2023
	RMB	RMB	US$ (Note 2.5)
Prepayments:
– Prepayments to CRO vendors	32,960	5,175	729
– Prepayments for stock repurchase	—	3,883	547
– Prepayments for other services	1,321	5,908	832
– Prepayments to an affiliate (Note 19)	8,231	14,208	2,001
Value-added tax recoverable	8,197	4,696	661
Deposits	4,570	4,863	685
Other receivables	24,999	13,270	1,870
	80,278	52,003	7,325